Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025-12, “Codification Improvements” (“ASU 2025-12”) The amendments in this update affect a wide variety of topics, including clarification of the treasury stock retirement guidance in paragraph 505-30-30-8 to explicitly permit the excess of repurchase price over par or stated value to be accounted for entirely as a deduction from additional paid-in capital as long as additional paid-in capital does not become negative. The amendments are effective for all entities for annual reporting periods beginning after December 31, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. Early adoption in an interim period must be as of the beginning of the annual reporting period that includes the interim period. ASU 2025-12 allows an entity to elect either the prospective or retrospective transition method on a topic-by-topic basis, except for the amendment regarding earnings per share topic which must use the retrospective method. On January 1, 2026, we adopted ASU 2025-12 and elected to apply all amendments prospectively, except for the earnings per share topic. The only impact to our condensed consolidated financial statements as of and for the six months ended June 30, 2026 was we accounted for our treasury stock retirements as a deduction from additional paid-in capital.

Recently Issued Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued Accounting Standards Update 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment will impact various disclosure areas, including the statement of cash flows, accounting changes and error corrections, earnings per share, debt, equity, derivatives, and transfers of financial assets. The amendments in this guidance will only become effective if the SEC removes the related disclosures requirements from Regulation S-X or Regulation S-K by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impact of the amendment on our condensed consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This guidance provides amendments that require a public business entity to disclose certain disaggregated information about its expenses in the notes to its financial statements to help investors to (i) better understand the entity’s performance, (ii) better assess the entity’s prospects for future cash flows, and (iii) compare an entity’s performance over time and with that of other entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods with annual reporting periods beginning after December 15, 2027. Early adoption is permitted. We do not expect these amendments to have a material impact on our condensed consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update 2025-04 (“ASU 2025-04”), “Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) – Clarifications to Share-Based Consideration Payable to a Customer.” The amendments in ASU 2025-04 reduce diversity in practice for accounting for share-based consideration payable to a customer and will prohibit revenue recognition from being delayed when an entity grants awards that are not expected to vest. The amendments in ASU 2025-04 are effective for annual reporting periods, including interim reporting periods within annual reporting periods, beginning after December 15, 2026. An entity may apply the amendments on a modified retrospective or a retrospective basis. Early adoption is permitted. We do not expect these amendments to have a material impact on our condensed consolidated financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06 (“ASU 2025-06”), “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Targeted Improvements to the Accounting for Internal-Use Software.” The amendments in this guidance simplify the capitalization guidance for internal-use software costs by removing all references to prescriptive and sequential software development stages under Subtopic 350-40. This guidance is effective for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The guidance can be applied prospectively, retrospectively or under a modified transition approach. We are currently evaluating the impact of the amendments on our condensed consolidated financial statements.